CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES - Additional Information (Detail)			1 Months Ended	12 Months Ended
	Dec. 10, 2018 USD ($) shares	May 15, 2017 shares	Sep. 30, 2018 ₱ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 PHP (₱) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 10, 2018 PHP (₱)	Dec. 31, 2016 PHP (₱)
Schedule of Equity Method Investments [Line Items]
Increase in additional paid in capital resulting from exercise of share options | $				$ 0		$ 96,000	$ 0
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market and the Tender Offer | $				(140,999,000)		0	(761,000)
Stock issued during period, shares		165,303,543
Studio City [Member]
Schedule of Equity Method Investments [Line Items]
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital | $				$ (31,845,000)		0	0
Studio City [Member] | Common Class A [Member] | Private Placement [Member]
Schedule of Equity Method Investments [Line Items]
Stock issued during period, shares				800,376	800,376
Studio City [Member] | American Depositary Share (ADS) [Member] | IPO [Member]
Schedule of Equity Method Investments [Line Items]
Stock issued during period, shares				28,750,000	28,750,000
Studio City [Member] | American Depositary Share (ADS) [Member] | Over-Allotment Option [Member]
Schedule of Equity Method Investments [Line Items]
Stock issued during period, shares				4,312,500	4,312,500
Studio City [Member] | American Depositary Share (ADS) [Member] | Common Class A [Member] | IPO [Member]
Schedule of Equity Method Investments [Line Items]
Stock issued during period, shares				115,000,000	115,000,000
Studio City [Member] | American Depositary Share (ADS) [Member] | Common Class A [Member] | Over-Allotment Option [Member]
Schedule of Equity Method Investments [Line Items]
Stock issued during period, shares				17,250,000	17,250,000
Restricted shares [Member]
Schedule of Equity Method Investments [Line Items]
Decrease in additional paid in capital resulting from vesting of restricted shares | $				$ 573,000		$ 67,000	$ 543,000
MRP Share Incentive Plan [Member]
Schedule of Equity Method Investments [Line Items]
Share options exercised						1,040,485
Increase in additional paid in capital resulting from exercise of share options | $						$ 96,000
MRP Share Incentive Plan [Member] | Restricted shares [Member]
Schedule of Equity Method Investments [Line Items]
Number of restricted shares, Vested				20,506,393	20,506,393	2,826,644	19,541,800
Decrease in additional paid in capital resulting from vesting of restricted shares | $				$ 573,000		$ 67,000	$ 543,000
Melco Resorts and Entertainment (Philippines).[Member]
Schedule of Equity Method Investments [Line Items]
Purchases of common shares of a subsidiary							50,263,000
Consideration value for purchases of common shares of a subsidiary							$ 2,614,000		₱ 123,307,331
Increase (decrease) in additional paid in capital resulting from purchases of common shares of a subsidiary | $							(761,000)
COmmon stock purchased, shares				107,475,300	107,475,300
COmmon stock purchased, value				$ 14,779,000	₱ 779,196,000
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market and the Tender Offer | $				140,999,000
Total transfer from (to) noncontrolling interests of Melco Resorts & Entertainment Limited | $				$ (141,572,000)		$ 29,000	$ (1,304,000)
Melco Resorts and Entertainment (Philippines).[Member] | Tender offer [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding number of common shares to be acquired			1,569,786,768
Price per share | ₱ / shares			₱ 7.25
Outstanding number of common shares to be acquired, price	$ 184,055							₱ 9,703,963,000
Outstanding number of common shares to tendered	1,338,477,668